Consolidated Statements of Change in Stockholders' Deficit (Unaudited) - USD ($)	Total	Series A, Preferred Stock	Convertible Preferred Stock Series C	Common Stock	Additional Paid-In Capital	Preferred Stock To Be Issued	Common Stock To Be Issued	Accumulated Deficit	Convertible Series A Preferred Stock [Member]	Convertible Series C Preferred Stock
Balance, shares at Dec. 31, 2021		10,000,000		22,945,388						0
Balance, amount at Dec. 31, 2021	$ (52,859)	$ 1,000		$ 2,295	$ 56,417,418	$ 0	$ 0	$ (56,473,572)		$ 0
Debt forgiveness - former related party	9,355	$ 0		$ 0	9,355	0	0	0		$ 0
Shares issued for intellectual property purchase		0		0						1,000,000
Shares issued for intellectual property purchase, amount	4,200,000	$ 0		$ 0	4,199,900	0	0	0		$ 100
Conversion of Convertible Series C Preferred stock of Common stock, shares		0		1,000,000						(50,000)
Conversion of Convertible Series C Preferred stock of Common stock, amount	0	$ 0		$ 100	(95)		0	0		$ (5)
Stock based compensation, shares		0		70,000,000						0
Stock based compensation, amount	2,100,000	$ 0		$ 7,000	2,093,000	0	0	0		$ 0
Net loss	(2,907,828)	$ 0		$ 0	0	0		(2,907,828)		$ 0
Common stock to be issued - management	0
Balance, shares at Dec. 31, 2022		10,000,000	950,000	93,945,388					10,000,000	950,000
Balance, amount at Dec. 31, 2022	3,348,668	$ 1,000	$ 95	$ 9,395	62,719,578	0	0	(59,381,400)	$ 1,000	$ 95
Net loss	(415,423)			$ 0	0		0	(415,423)	$ 0	$ 0
Common stock issued for services, shares				300,000					0	0
Common stock issued for services, amount	86,850			$ 30	86,820	0	0	0	$ 0	$ 0
Balance, shares at Mar. 31, 2023				94,245,388					10,000,000	950,000
Balance, amount at Mar. 31, 2023	3,020,095			$ 9,425	62,806,398		0	(59,796,823)	$ 1,000	$ 95
Balance, shares at Dec. 31, 2022		10,000,000	950,000	93,945,388					10,000,000	950,000
Balance, amount at Dec. 31, 2022	3,348,668	$ 1,000	$ 95	$ 9,395	62,719,578	0	0	(59,381,400)	$ 1,000	$ 95
Net loss	(833,293)
Common stock issued for services, amount	146,850
Balance, shares at Jun. 30, 2023			97,545,388						10,000,000	800,000
Balance, amount at Jun. 30, 2023	2,841,825		$ 9,755		62,866,083		179,600	(60,214,693)	$ 1,000	$ 80
Balance, shares at Dec. 31, 2022		10,000,000	950,000	93,945,388					10,000,000	950,000
Balance, amount at Dec. 31, 2022	3,348,668	$ 1,000	$ 95	$ 9,395	62,719,578	0	0	(59,381,400)	$ 1,000	$ 95
Net loss	$ (10,102,266)	$ 0		$ 0	0	0	0	(10,102,266)		$ 0
Common stock issued for services, shares	600,000	0		600,000						0
Common stock issued for services, amount	$ 146,850	$ 0		$ 60	146,790	0	0	0		$ 0
Subscription received - Series C Preferred stock to be issued	500,000	0		0	0	500,000	0	0		0
Common stock to be issued - management	180,000	$ 0		$ 0	0	0	180,000	0		$ 0
Issuance Series C Preferred Stock in cash, shares		0		0						273,499
Issuance Series C Preferred Stock in cash, amount	907,600	$ 0		$ 0	907,573	0	0	0		$ 27
Conversion of Convertible Series C Preferred Stock in Common stock, shares		0		3,000,000						(150,000)
Conversion of Convertible Series C Preferred Stock in Common stock, amount	0			$ 300	(285)	0	0	0		$ (15)
Issuance Series C Preferred Stock for services -related party, shares		0		0						1,200,000
Issuance Series C Preferred Stock for services -related party, amount	8,640,000	$ 0		$ 0	8,639,880	0	0	0		$ 120
Contribution inventory - related party	14,460	$ 0		$ 0	14,460	0	0	0		$ 0
Balance, shares at Dec. 31, 2023		10,000,000	97,545,388						10,000,000	2,273,499
Balance, amount at Dec. 31, 2023	3,635,312	$ 1,000	$ 9,755		72,427,996	500,000	180,000	(69,483,666)	$ 1,000	$ 227
Balance, shares at Mar. 31, 2023				94,245,388					10,000,000	950,000
Balance, amount at Mar. 31, 2023	3,020,095			$ 9,425	62,806,398		0	(59,796,823)	$ 1,000	$ 95
Net loss	(417,870)			$ 0	0		0	(417,870)	$ 0	$ 0
Common stock issued for services, shares				300,000					0	0
Common stock issued for services, amount	60,000			$ 30	59,970		0	0	$ 0	$ 0
Conversion of Convertible Series C Preferred Stock in Common stock, shares				3,000,000					0	(150,000)
Conversion of Convertible Series C Preferred Stock in Common stock, amount	0			$ 300	(285)		0	0	$ 0	$ (15)
Shares to be issued, subscription received	179,600			0	0		179,600	0	$ 0	$ 0
Balance, shares at Jun. 30, 2023			97,545,388						10,000,000	800,000
Balance, amount at Jun. 30, 2023	2,841,825		$ 9,755		62,866,083		179,600	(60,214,693)	$ 1,000	$ 80
Balance, shares at Dec. 31, 2023		10,000,000	97,545,388						10,000,000	2,273,499
Balance, amount at Dec. 31, 2023	3,635,312	$ 1,000	$ 9,755		72,427,996	500,000	180,000	(69,483,666)	$ 1,000	$ 227
Net loss	(3,519,710)			$ 0	0	0	0	(3,519,710)	$ 0	$ 0
Common stock issued for services, shares				2,000,000					0	0
Common stock issued for services, amount	1,702,000			$ 200	1,701,800	0	0	0	$ 0	$ 0
Series C Preferred Stock issued for preferred stock to be issued shares				0					0	108,333
Series C Preferred Stock issued for preferred stock to be issued amount	0			$ 0	319,989	(320,000)	0	0	$ 0	$ 11
Series C Preferred Stock issued for cash, shares				0					0	50,000
Series C Preferred Stock issued for cash, amount	165,000			$ 0	164,995	0	0	0	$ 0	$ 5
Series C Preferred Stock issued for services, shares				0					0	40,000
Series C Preferred Stock issued for services, amount	696,000			$ 0	695,996	0	0	0	$ 0	$ 4
Common stock issued for stock to be issued - management, shares				250,000					0	0
Common stock issued for stock to be issued - management, amount	0			$ 25	89,975	0	(90,000)	0	$ 0	$ 0
Common stock issued for conversion and settlement of debt, shares				1,506,762					0	0
Common stock issued for conversion and settlement of debt, amount	1,085,148			$ 150	1,084,998	0	0	0	$ 0	$ 0
Cancellation of comment stock -related party, shares				(65,000,000)					0	0
Cancellation of comment stock -related party, amount	0			$ (6,500)	6,500	0	0	0	$ 0	$ 0
Balance, shares at Mar. 31, 2024				36,302,150					10,000,000	2,471,832
Balance, amount at Mar. 31, 2024	3,763,750			$ 3,630	76,492,249	180,000	90,000	(73,003,376)	$ 1,000	$ 247
Balance, shares at Dec. 31, 2023		10,000,000	97,545,388						10,000,000	2,273,499
Balance, amount at Dec. 31, 2023	3,635,312	$ 1,000	$ 9,755		72,427,996	500,000	180,000	(69,483,666)	$ 1,000	$ 227
Net loss	(4,427,114)
Common stock issued for services, shares				2,250,000
Common stock issued for services, amount	1,862,000
Balance, shares at Jun. 30, 2024				36,552,150					10,000,000	2,546,831
Balance, amount at Jun. 30, 2024	3,216,346			$ 3,655	76,832,217	0	290,000	(73,910,780)	$ 1,000	$ 254
Balance, shares at Mar. 31, 2024				36,302,150					10,000,000	2,471,832
Balance, amount at Mar. 31, 2024	3,763,750			$ 3,630	76,492,249	180,000	90,000	(73,003,376)	$ 1,000	$ 247
Net loss	(907,404)		$ 0	$ 0	0	0	0	(907,404)	$ 0
Common stock issued for services, shares				250,000					0	0
Common stock issued for services, amount	160,000			$ 25	159,975		0	0	$ 0	$ 0
Series C Preferred Stock issued for preferred stock to be issued shares				0					0	74,999
Series C Preferred Stock issued for preferred stock to be issued amount	0			$ 0	179,993	(180,000)	0	0	$ 0	$ 7
Common stock to be issued for services	200,000			$ 0	0	0	200,000	0	$ 0	$ 0
Balance, shares at Jun. 30, 2024				36,552,150					10,000,000	2,546,831
Balance, amount at Jun. 30, 2024	$ 3,216,346			$ 3,655	$ 76,832,217	$ 0	$ 290,000	$ (73,910,780)	$ 1,000	$ 254